SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                    December 22, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

       Re:    The AllianceBernstein Pooling Portfolios
              - AllianceBernstein Volatility Management Portfolio
              File Nos. 333-120487 and 811-21673
              ---------------------------------------------------

Dear Sir or Madam:

     Attached herewith please find Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of The AllianceBernstein Pooling Portfolios. We are making this filing for the purpose of registering a new portfolio, AllianceBernstein Volatility Management Portfolio.

     Please call me at the above-referenced number if you have any questions regarding the attached.

                                                    Sincerely,


                                                    /s/ Young Seo
                                                    -------------
                                                        Young Seo


Attachment
cc:  Kathleen K. Clarke



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